Marketable Securities - Fair Value of Available for Sale Marketable Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Fair Value	$ 38,973	$ 48,659
Level 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Adjusted Cost	39,010	48,690
Available for sale securities, Unrealized Gains	0	0
Available for sale securities, Unrealized Losses	(37)	(31)
Available for sale securities, Fair Value	38,973	48,659
Level 2 [Member] | Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Adjusted Cost	6,278	2,260
Available for sale securities, Unrealized Gains	0	0
Available for sale securities, Fair Value	6,278	2,260
Level 2 [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale securities, Adjusted Cost	32,732	46,430
Available for sale securities, Unrealized Gains	0	0
Available for sale securities, Unrealized Losses	(37)	(31)
Available for sale securities, Fair Value	$ 32,695	$ 46,399